Property, plant and equipment - Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Firm orders of property, plant and equipment	€ 638	€ 861	€ 769
Property, plant and equipment pledged as security for liabilities	€ 16	€ 0	€ 9